STOCK-BASED COMPENSATION - SCHEDULE OF CHANGES IN OUTSTANDING STOCK OPTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Balance at beginning of period (in shares)	34,832
Granted (in shares)	8,710	21,100	5,600
Exercised (in shares)	(4,753)
Forfeited (in shares)	(5,129)
Expired (in shares)	(14)
Balance at end of period (in shares)	33,646	34,832
Options exercisable (in shares)	11,930
Weighted Average Exercise Price
Balance at beginning of period (in usd per share)	$ 12.08
Granted (in usd per share)	11.46
Exercised (in usd per share)	8.36
Forfeited (in usd per share)	12.96
Expired (in usd per share)	11.06
Balance at end of period (in usd per share)	12.31	$ 12.08
Options exercisable (in usd per share)	$ 10.95
Weighted Average Remaining Contractual Term (In Years)
Weighted average contractual term at period end (in years)	7 years 6 months
Options exercisable (in years)	5 years 5 months
Aggregate Intrinsic Value
Aggregate intrinsic value at period end (in usd)	$ 161,423
Options exercisable (in usd)	$ 73,373